Filed pursuant to Rule 497(e)
Registration Nos. 333-190020; 811-22871

Hatteras PE Intelligence Fund
Institutional Class
Hatteras Disciplined Opportunity Fund
Class A | Institutional Class
(collectively, the “Funds”)

each a series of HCIM Trust

July 3, 2014

Supplement to the Summary Prospectuses
dated April 30, 2014

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES.

Effective June 30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Capital Investment Management, LLC (“HCIM”), the investment adviser to the Funds, and assumed certain liabilities of HCIM (the “Purchase”). The Purchase resulted in a change in control of HCIM and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment management agreement between HCIM and the Funds.  The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that was approved by the initial shareholder of each of the Funds.

As a result of the Purchase, all references in the Summary Prospectuses to HCIM are deleted and replaced with “Hatteras Funds, LLC” and all references to the “Advisor” now refer to Hatteras Funds, LLC.

Please retain this Supplement with your Summary Prospectuses for future reference.

Hatteras PE Intelligence Fund
Institutional Class
Hatteras Disciplined Opportunity Fund
Class A | Institutional Class
(collectively, the “Funds”)

each a series of HCIM Trust

July 3, 2014

Supplement to the Prospectus and
Statement of Additional Information (“SAI”)
dated April 30, 2014

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Acquisition of the Advisor

Effective June 30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Capital Investment Management, LLC (“HCIM”), the investment adviser to the Funds, and assumed certain liabilities of HCIM (the “Purchase”). The Purchase resulted in a change in control of HCIM and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment management agreement between HCIM and the Funds.  The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that was approved by the initial shareholder of each of the Funds.

As a result of the Purchase, all references in the Prospectus and SAI to HCIM are deleted and replaced with “Hatteras Funds, LLC” and all references to the “Advisor” now refer to Hatteras Funds, LLC, except that all references to activities taking place prior to July 1, 2014 continue to refer to HCIM (e.g., fees paid to or waived by the Advisor). Additionally, the fifth and sixth paragraphs in the section titled “Investment Advisor” on page 33 of the Prospectus are deleted and replaced with the following:

On June 30, 2014, the Advisor acquired substantially all of the assets and assumed certain liabilities of the Funds’ prior investment adviser, Hatteras Capital Investment Management, LLC, which had managed the Funds since their inception.

The following information supplements the section titled “Management” beginning on page 14 of the SAI.

Effective July 1, 2014, the Board of Trustees consists of eight individuals, six of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”).

The following information supplements the table titled “Independent Trustees” beginning on page 14 of the SAI.

Name, Address and Year of Birth	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Joseph Velk Born: 1960	Trustee	Indefinite Term since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20	None.

The following information supplements the table titled “Interested Trustees” on page 15 of the SAI.

Name, Address and Year of Birth	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Peter M. Budko* Born: 1960	Trustee	Indefinite Term since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to present); Director, ARC Realty Finance Trust, Inc. (2013 to present); Director, RCS Capital Corp (2013 to present).	20	Director, ARC Realty Finance Trust, Inc. from 2013 to present; Director, RCS Capital Corp from 2013 to present.
David B. Perkins* Born: 1962	Trustee and President	Indefinite Term since 2009	Chief Executive Officer, Hatteras Funds, LLC (2014 to present); Chairman and Managing Principal, Hatteras Funds (2003 to 2014).	20	Trustee, Hatteras Variable Trust (mutual fund) from 2012 to 2013.
* Messrs. Perkins and Budko are each an “interested” Trustee because of their affiliation with the Advisor.

Joseph Velk. Mr. Velk has been a Trustee since 2014. He has over 25 years of experience in venture capital investing and investment consulting, and has held positions as an executive in private companies in the investment management industry. He is currently the managing member of a venture capital investment firm.

David B. Perkins.  Mr. Perkins has been a Trustee and President of the Trust since 2009.  In addition, Mr. Perkins has been Chairman and President of each registered closed-end fund in the Hatteras Funds Complex since inception. Mr. Perkins is also the Chief Executive Officer of the Advisor and was the Chairman and Managing Principal of Hatteras Investment Partners LLC and its affiliated entities from September 2003 to 2014.  Mr. Perkins has over 20 years of experience in investment management consulting and institutional and private client relations and offers proven experience building, operating and leading client-focused businesses.

Peter M. Budko. Mr. Budko has been a Trustee since 2014. Mr. Budko has over 20 years of experience in capital markets and investment banking. He is currently a partner of an investment advisory firm and the Chief Executive Officer of an SEC-registered investment adviser. He also serves as a director of other entities unaffiliated with the Fund Complex and is a director of the Advisor’s ultimate parent company.

The following information supplements the section titled “Board Committees” beginning on page 17 of the SAI.

Audit Committee
The members of the Audit Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee.

Nominating Committee
The members of the Nominating Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee.

Valuation Committee
The members of the Valuation Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee, and Mr. Baker and Ms. Hughes, each of the Advisor.

The following information supplements the section titled “Compensation” beginning on page 18 of the SAI.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees
Independent Trustees:

Joseph Velk(3)	$0	$0	$0	$0
Interested Trustees:

Peter M. Budko(3)	$0	$0	$0	$0
3. Messrs. Velk and Budko were each elected as a Trustee as of July 1, 2014.

The following information supplements the section titled “Management Ownership” beginning on page 28 of the SAI.

As of December 31, 2013, Messrs. Velk and Budko did not beneficially own shares of the Funds.

The following information supplements the section titled “Investment Advisor, Advisory Agreement and Services Agreement” beginning on page 20 of the SAI.

The Advisor is a wholly-owned subsidiary of RCS Advisory Services, LLC, an operating subsidiary of RCS Capital Corporation (“RCS”). RCS is a public holding company (NYSE:RCAP) controlling businesses including a wholesale broker-dealer, an investment banking and capital markets business, a transaction management services provider and a transfer agent. David B. Perkins, Interested Trustee, and Robert Worthington, are Chief Executive Officer and President, respectively, of the Advisor.

Please retain this Supplement with your Prospectus and SAI for future reference.